SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 18—SUBSEQUENT EVENTS

On January 22, 2019, the Company granted 32,653 service-based restricted stock awards out of treasury stock to each of its four non-employee directors, which vest in four equal annual installments on January 22 of each of 2020,  2021,  2022 and 2023.